CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 883	$ (160)	$ 398	$ 434	$ 969	$ 1,722	$ 2,156	$ 1,579
Other comprehensive income (loss):
Unrealized holding gains (losses) on available for sale securities	(170)	(107)	(1,266)	(446)	1,656	(3,314)	(3,759)	1,270
Reclassification adjustments for (gains) losses included in net income	0		(22)		(294)	(22)	(22)	(246)
Net unrealized holding gains (losses) on available for sale securities	(170)	(107)	(1,288)	(446)	1,362	(3,336)	(3,781)	1,024
Tax effect	58	36	438	152	(463)	1,134	1,285	(348)
Other comprehensive income (loss):	(112)	(71)	(850)	(294)	899	(2,202)	(2,496)	676
Comprehensive income (loss)	$ 771	$ (231)	$ (452)	$ 140	$ 1,868	$ (480)	$ (340)	$ 2,255